Cover Page	12 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	Grab Holdings Ltd
Entity Central Index Key	0001855612
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On December 30, 2021, Grab Holdings Limited (the “Registrant”) filed a registration statement on Form F-1 (File No. 333-261949), with the U.S. Securities and Exchange Commission (the “SEC”), which was amended by Amendment No. 1 filed on January 13, 2022 (as amended, “Registration Statement”). The Registration Statement was declared effective by the SEC on January 14, 2022. The Registrant filed post-effective amendment no. 1 to the Registration Statement on May 10, 2022 to include information contained in the Registrant’s Annual Report on Form 20-F and to update certain other information contained in the Registration Statement and the Registrant is filing this post-effective amendment no. 2 to the Registration Statement to add Exhibits 101.INS, 101.SCH, 101.CAL, 101.DEF, 101.LAB, 101.PRE and 104 to the Registration Statement. No additional securities are being registered by this post-effective amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement on Form F-1.